Financial Results by Quarter (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Net sales	$ 2,485.1	$ 2,448.3	$ 2,324.9	$ 2,287.1	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 9,545.4		$ 9,207.6		$ 5,399.6
Gross profit	555.1	496.7	385.2	409.5	419.9	359.8	360.8	392.2	1,846.5		1,532.7		991.9
Restructuring and other costs, net	26.0	23.5	12.4	16.1	23.1	13.7	28.1	10.3	78.0		75.2		93.3
Loss on extinguishment of debt	0	0	(0.1)	(0.2)	(6.3)	(0.1)	(19.5)	0	(0.3)		(25.9)		(39.5)
Income (loss) before income taxes	256.8	203.1	109.1	141.7	120.8	90.6	53.3	124.4	710.7		389.1		215.5
Consolidated net income (loss)	178.3	141.7	325.6	86.9	83.4	59.3	32.7	76.8	732.5		252.2		146.0
Net income (loss) attributable to Rock-Tenn Company shareholders	176.5	140.1	324.7	86.0	82.3	58.2	31.9	76.7	727.3		249.1		141.1
Basic earnings (loss) per share attributable to Rock-Tenn Company shareholders	$ 2.45	$ 1.94	$ 4.51	$ 1.20	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 10.10		$ 3.49		$ 2.81
Diluted earnings (loss) per share attributable to Rock-Tenn Company shareholders	$ 2.40	$ 1.91	$ 4.45	$ 1.18	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 9.95		$ 3.45		$ 2.77
Increase in State Tax Valuation Allowance			1.2
Reduction in Amortization Expense Related to a Restructuring and Extension of a Steam Supply Contract		11.4
Basic and Diluted Earnings Per Share, Increase Due to Reduction in Amortization Expense Related to a Restructuring and Extension of a Steam Supply Contract		$ 0.10
Gain Related to Spare Parts Identified Following Acquisition	12.2
Gain on the Termination of a Steam Supply Contract	9.2
Gain on Partial Insurance Settlement of Property Damage Claims	8.0
Basic and Diluted Earnings Per Share, Increase Due to Spare Parts Gain, Steam Contract Termination Gain and Partial Insurance Settlement Gain	$ 0.26
Gain (Loss) Related to Litigation Settlement					18.2
Basic and Diluted Earnings Per Share, Increase Due to Settlement of Paperboard Supply Agreement, Net of Legal Fees					$ 0.16
Corrugated Packaging [Member]
Net sales									6,546.1		6,047.1		2,684.6
Restructuring and other costs, net									43.5	[1]	40.9	[1]	27.5	[1]
Consumer Packaging [Member]
Net sales									1,873.6		1,893.4		1,881.9
Restructuring and other costs, net									3.5	[2]	(2.4)	[2]	5.1	[2]
Smurfit Stone [Member]
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions			$ 254.1						$ 254.1
Basic Earnings Per Share, Increase Due to Reversal of Tax Reserves Related to Alternative Fuel Mixture Credits			$ 3.51
Diluted Earnings Per Share, Increase Due to Reversal of Tax Reserves Related to Alternative Fuel Mixture Credits			$ 3.47

[1]	The Corrugated Packaging segment current year charges are primarily associated with the closure of seven corrugated container plants acquired in the Smurfit-Stone Acquisition, on-going closure costs at previously closed facilities including the Matane, Quebec containerboard mill also acquired in the Smurfit-Stone Acquisition which were partially offset by gains on sale of previously closed facilities. The Corrugated Packaging segment charges in fiscal 2012 primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition and charges associated primarily with on-going closure costs at previously closed corrugated container plants acquired in the Smurfit-Stone Acquisition and our legacy Hauppauge, NY sheet plant, net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The Corrugated Packaging Segment charges in fiscal 2011 primarily reflect the closure of six corrugated container plants also acquired in the Smurfit-Stone Acquisition. The fiscal 2012 expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges primarily reflect charges associated with the closure of twenty corrugated container plants acquired in the Smurfit-Stone Acquisition, the closure of the Matane, Quebec containerboard mill, charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition, and gains and losses associated with the sale of closed facilities. We have transferred a substantial portion of each closed facility's production to our other facilities.
[2]	The Consumer Packaging segment current year charges are primarily associated with the closure of a converting facility and on-going closure costs for previously closed facilities. The Consumer Packaging segment charges in fiscal 2012 primarily reflect the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility and on-going closure costs associated with previously closed facilities. The Consumer Packaging segment charges in fiscal 2011 primarily reflect the closure of two facilities and on-going closure costs for previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of five interior packaging plants. We have transferred a substantial portion of each closed facility's production to our other facilities.